CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (4,022)	$ (32,578)	$ (38,517)	$ (32,834)	$ (22,853)
Net loss from continuing operations	(3,941)	(27,971)	(33,116)	(26,684)	(14,647)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal - Discontinued operations	0	3,610	3,618	(395)	3,084
Depreciation and amortization	86	53	92	82	95
Forgiveness of debt			0	0	(3,356)
Loss (gain) on disposal of asset	(280)	67
Loss on disposal of property and equipment			56	0	0
Stock-based compensation	883	$ 8,477	9,643	7,005	3,556
Gain on release of unvested share based incentive obligation	(1,118)
Stock based compensation for services	0	$ 229
Provision for bad debt	0	275	540	0	0
Provision for inventory write-off			0	0	0
Derivative gain	(1,602)	0
Increase (decrease) in cash resulting from changes in:
Current assets	99	(71)
Accounts payable and current liabilities	745	4,868
Accrued expenses			5,005	(1,604)	1,923
Prepaid expenses and other current assets			(139)	(594)	(241)
Accounts payable, trade			1,441	424	16
Net cash flows from operating activities	(5,209)	(15,070)	(16,478)	(21,371)	(12,654)
Investing activities:
Purchases of property and equipment	(8)	(211)	(218)	0	(7)
Proceeds from note receivable	0	43	43	6	0
Proceeds from sale of equipment	55	0
Proceeds from sale of licensing rights	0	18	17	33	30
Purchase of intangible assets			0	0	(32)
Net cash flows from investing activities	47	(150)	(158)	39	(9)
Financing activities:
Proceeds from issuance of common stock	4,645	9,675
Proceeds from stock option and warrant exercise	389	4,168	4,168	7,825	33,229
Payments on long-term debt and capital leases			0	(7)	(1,686)
Proceeds from line of credit			350	0	0
Proceeds from sale of stock			9,975	0	1,660
Net cash flows from financing activities	5,034	13,843	14,493	7,818	33,203
(Decrease) in cash and cash equivalents from continuing operations	(128)	(1,377)	(2,143)	(13,515)	20,427
Deposits to MSA escrow fund			0	(1)	(113)
Cash flows from discontinued operations:
Net cash flows from operating activities	(121)	163
Net cash flows from investing activities	0	0
Net cash flows from financing activities	0	0
Net cash flows from discontinued operations	(121)	163	(1,343)	(5,725)	(7,494)
(Decrease) in cash and cash equivalents	(249)	(1,214)	(3,486)	(19,240)	12,933
Cash and cash equivalents, beginning of period	395	3,881	3,881	23,121	10,188
Cash and cash equivalents, end of period	146	2,667	395	3,881	23,121
Supplemental disclosure of cash flow information:
Cash paid during the nine months ended September 30, 2015 for:Interest	24	0	0	0	109
Supplemental Schedule of non-cash operating activities:
agreed upon settlement for the Securities Class Action Lawsuits were funded directly to an escrow account by insurers.	0		(6,679)
obligation for the Securities Class Action Lawsuits was funded directly to an escrow account by insurers.			6,679
agreed upon settlement for the Securities Class Action Lawsuits were funded directly to an escrow account by insurers.	5,900	0	0	0	3,356
obligation for the Securities Class Action Lawsuits was funded directly to an escrow account by insurers.	(5,900)	0	0	0	1,036
Supplemental schedule of non-cash investing and financing activities:
During the nine months ended September 30, 2015, some warrants were re-priced in a private placement transaction generating a deemed dividend.	210	0
Relative fair value of warrants issued in connection with stock sale accounted for as derivative liabilities	2,131	0
Compensation related liabilities settled by issuance of stock	$ 1,876	$ 0
Tobacco [Member]
Cash flows from discontinued operations:
Net cash flows from operating activities			(29)	(1,464)	(2,435)
Net cash flows from investing activities			0	375	0
Dietary Supplements [Member]
Cash flows from discontinued operations:
Net cash flows from operating activities			(1,414)	(4,636)	(5,079)
Net cash flows from investing activities			$ 100	$ 0	$ 20